Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Prior to Reorganization) (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 376	$ 339
Financial Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	108	73
Manufacturing
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	34	39
Retail, Consumer Packaged Goods and Logistics
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments		48
Life Sciences, Healthcare and Insurance
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments		68
Energy & Utilities, Communication and Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments		72
Operating Segments With Significant Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	315	300
Aggregate Not Significant Individual Assets or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 61	$ 39